Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities - MYR (RM)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 9,340,678	RM 15,870,837
On demand or within 1 year [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	6,590,891	11,539,860
Within 2 to 5 Years [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	2,749,787	4,330,977
Non-interest Bearing [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 8,413,048	RM 13,994,964
Non-interest Bearing [Member] | Weighted Average Effective Interest Rate [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate
Non-interest Bearing [Member] | On demand or within 1 year [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 6,395,343	RM 10,408,318
Non-interest Bearing [Member] | Within 2 to 5 Years [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	2,017,705	3,586,646
Fixed Interest Rate [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 585,588	RM 1,859,330
Fixed Interest Rate [Member] | Weighted Average Effective Interest Rate [Member] | Bottom of Range [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate	3.50%	3.50%
Fixed Interest Rate [Member] | Weighted Average Effective Interest Rate [Member] | Top of Range [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate	5.00%	5.00%
Fixed Interest Rate [Member] | On demand or within 1 year [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 162,837	RM 1,114,999
Fixed Interest Rate [Member] | Within 2 to 5 Years [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	422,751	744,331
Variable Interest Rate [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 342,042	RM 16,543
Variable Interest Rate [Member] | Weighted Average Effective Interest Rate [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Weighted average effective interest rate, Variable interest rate
Weighted average effective interest rate	2.60%	2.60%
Variable Interest Rate [Member] | On demand or within 1 year [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 32,711	RM 16,543
Variable Interest Rate [Member] | Within 2 to 5 Years [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Non-derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities	RM 309,331